CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cost of revenues
Share-based compensation expenses	$ 10	$ 5	$ 6
General and administrative
Share-based compensation expenses	5,368	3,156	4,092
Selling and marketing
Share-based compensation expenses	$ 4	$ 5	$ 11